Note 9 - Long-term Debt	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Long-Term Debt
LONG-TERM DEBT

The Company’s debt consisted of the following:

(amounts in millions)	December 31, 2014	December 31, 2013
Borrowings under lines of credit	$—	$—
First lien secured credit facility, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at December 31, 2014	743.7	751.3
USD Incremental Loans, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at December 31, 2014	294.9	—
New Tranche B Term Loans, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at December 31, 2014	129.0	—
Euro Tranche Term Loans, due 2020, interest at the greater of 4.25% or LIBOR plus 3.25%, weighted average interest rate of 4.25% at December 31, 2014	246.2	—
Other	2.1	1.0
Total debt	1,415.9	752.3
Less: current portion debt	(15.1)	(8.0)
Total long-term debt	$1,400.8	$744.3

Minimum future principal payments on long-term debt are as follows (amounts in millions):

Year End
2015	$15.1
2016	15.0
2017	14.7
2018	14.6
2019	14.5
Thereafter	1,342.0
Total	$1,415.9

Predecessor Refinancing

On June 7, 2013, we completed a refinancing arrangement whereby the outstanding Tranche B term loan, Tranche C term loan, revolving credit facility and senior subordinated notes payable were replaced with two new senior secured credit facilities. The new senior secured credit facilities consist of (i) a $805 million first lien credit facility allocated between a $755 million term loan denominated in U.S. Dollars, a $25.0 million revolving credit facility denominated in U.S. Dollars and $25.0 million multi-currency revolving credit facility and (ii) a $360 million second lien term loan credit facility denominated in U.S. Dollars. The first lien term loan and related revolving credit facilities accrue interest at the greater of 4.00% or LIBOR plus 3.00% and has quarterly principal payments of $1.9 million. The revolving credit facility portion of the first lien term loan matures June 7, 2018. The first lien term loan matures June 7, 2020. The second lien term loan accrued interest at the greater of 7.75% or LIBOR plus 6.75% and matures December 7, 2020. The first lien term loan was originally issued at a discount of $1.9 million and the second lien term loan was issued at a discount of $3.6 million. The new senior secured credit facilities are guaranteed by MacDermid Holdings and certain of its direct and indirect wholly owned domestic subsidiaries and are secured by the personal property now owned or hereafter acquired of MacDermid Holdings and certain of its direct and indirect wholly-owned domestic subsidiaries and also 65% of the stock of the Company’s first tier foreign subsidiaries, subject to customary exceptions, exclusions and release mechanisms.

Amendments

In connection with the MacDermid Acquisition, on October 31, 2013, MacDermid entered into Amendment No. 1 to the First Lien Credit Agreement and MacDermid paid $373 million in connection with the repayment of the $360 million in principal on the second lien credit facility. Pursuant to Amendment No. 1 Platform became a co-borrower on all obligations under the $50.0 million Revolving Credit Facility and the second term loan and the negative and affirmative covenants contained therein were modified to reflect the new corporate structure. Otherwise, the terms relating to the incremental facility, maturity, indicative margin, LIBOR floor, ranking, guarantors, mandatory prepayments and financial covenants remained unmodified by the amendment. In connection with the MacDermid Acquisition, the first lien term loan was marked to fair value by adding the original discount of $1.8 million to the carrying value at the time.

Second Amended and Restated Credit Agreement

On August 6, 2014, we amended and restated the Company’s senior secured credit facilities by entering into Amendment No. 2 to the First Lien Credit Agreement and the Second Amended and Restated Credit Agreement, and agreeing on the implementation of certain Further Amendments upon consummation of the CAS Acquisition to the Second Amended and Restated Credit Agreement. As amended by the Further Amendments, the Second Amended and Restated Credit Agreement generally provides for, among other things, (i) Platform as a borrower under the term loan facility, (ii) increased flexibility with respect to permitted acquisitions, (iii) the ability to request incremental facilities in currencies other than U.S. Dollars, and (iv) securing foreign assets in support of future term loans. The Second Amended and Restated Credit Agreement also allows us, subject to certain limitations, to extend the maturity of our term loans and/or revolving credit commitments.

On October 1, 2014, we and MacDermid, as borrowers, MacDermid Holdings, certain subsidiaries of MacDermid Holdings and Platform party thereto, Barclays Bank PLC, as collateral agent and administrative agent, and the incremental lender entered into the Incremental Amendment to the Second Amended and Restated Credit Agreement for an increase in the Term Loan Facility of the Second Amended and Restated Credit Agreement in an aggregate principal amount of $300 million. Except as set forth in the Incremental Amendment, such USD Incremental Loans have identical terms as the existing Tranche B Term Loans and are otherwise subject to the provisions of the Second Amended and Restated Credit Agreement. The proceeds from the Incremental Amendment were used to finance the Agriphar Acquisition.

Pursuant to Amendment No. 2, upon the consummation of the CAS Acquisition on November 3, 2014, the Further Amendments became effective and (i) we borrowed New Tranche B Term Loans in an aggregate principal amount of $130 million through an increase in our existing tranche B term loan facility, (ii) our existing U.S. Dollar revolving credit facility was increased by $62.5 million to $87.5 million and (iii) our existing multicurrency revolving credit facility was increased by $62.5 million to $87.5 million. On the date of the CAS Acquisition, we borrowed $60 million under the U.S. Dollar revolving credit facility and €55 million under the multicurrency revolving credit facility both of which were settled by December 31, 2014. In addition, Euro Tranche Term Loans in an aggregate amount of €205 million ($256 million) were borrowed by a newly formed indirect subsidiary of Platform, MAS Holdings and NAIP. Pursuant to the Further Amendments, MAS Holdings and NAIP were added as borrowers under the Second Amended and Restated Credit Agreement in respect of the Euro Tranche Term Loans and certain additional domestic and foreign subsidiaries of Platform and MacDermid, including MAS Holdings and NAIP, became guarantors under our Second Amended and Restated Credit Agreement, and in connection therewith, pledged certain additional collateral to secure the obligations incurred under the Euro Tranche Term Loans and/or other loans incurred under the facility.

With the exception of the collateral package as noted above and the interest rate, the terms of the Euro Tranche Term Loans are substantially similar to Platform’s New Tranche B Term Loans and bear interest at a rate per annum equal to an applicable margin plus an adjusted Eurocurrency Rate, calculated as set forth in our Second Amended and Restated Credit Agreement, and mature on June 7, 2020.

The Second Amended and Restated Credit Agreement, as amended by the Further Amendments, contains customary covenants including limitations on additional indebtedness, dividends and other distributions, entry into new lines of business, use of loan proceeds, capital expenditures, restricted payments, restrictions on liens, transactions with affiliates, amendments to organizational documents, accounting changes, sale and leaseback transactions and dispositions. The Revolving Credit Facility also impose a financial covenant requiring us, if our borrowings under the Revolving Credit Facility and letter of credit obligations exceed 25% of the revolving credit commitments as of the last day of any fiscal quarter, to maintain a 6.5 to 1.0 ratio of (x) consolidated indebtedness secured by a first lien minus unrestricted cash and cash equivalents of the borrowers and guarantors under the Second Amended and Restated Credit Agreement to (y) consolidated EBITDA for the four most recent fiscal quarters, subject to a right to cure. As of December 31, 2014, the Company was in compliance with the debt covenants contained in its credit facilities.

The Second Amended and Restated Credit Agreement also contains customary events of default that include, among others, non-payment of principal, interest or fees, violation of certain covenants, inaccuracy of representations and warranties, failure to make payment on certain other material indebtedness, bankruptcy and insolvency events, material judgments and a change of control of Platform. Upon the occurrence of an event of default, payment of any outstanding loans under the Second Amended and Restated Credit Agreement may be accelerated. Borrowings under the Second Amended and Restated Credit Agreement are also subject to mandatory prepayment from the proceeds of certain dispositions of assets and from certain insurance and condemnation proceeds, excess cash flow and debt incurrences, in each case, subject to customary carve-outs and exceptions.

The Company also has letters of credit outstanding of $1.0 million and $4.6 million at December 31, 2014 and 2013, respectively. The letters of credit reduce the borrowings available under the new revolving credit facility.

Predecessor Retired Senior Secured Credit Facility

On April 12, 2007, the Predecessor closed three new senior secured credit facilities consisting of (i) a $360 million tranche B term loan credit facility denominated in U.S. Dollars, (ii) a $250 million tranche C term loan credit facility denominated in Euro and (iii) a $50.0 million revolving credit facility denominated in U.S. Dollars.

During the Predecessor 2013 Period, interest payments of $2.1 million and $1.5 million were made on the tranche B and trance C term loans, respectively.

During the Predecessor 2013 Period, principal payments of $218 million were made on the tranche B term loan. The tranche B principal payments for the Predecessor 2013 Period consisted of a quarterly payment of $0.9 million, excess cash flow prepayment of $10.3 million and the retirement payoff of the outstanding balance of $206 million.

During the Predecessor 2013 Period, principal payments of $146 million were made on the tranche C term loan. The principal payments for the Predecessor 2013 Period consist of a quarterly payment of $0.6 million, excess cash flow prepayment of $6.8 million and the payoff of the outstanding balance of $139 million.

During the Predecessor 2013 Period, the Company recorded $1.1 million of other income related to the remeasurement gain on the foreign currency denominated tranche C term loan.

During the year ended December 31, 2012, $3.6 million and $5.1 million of principal and interest payments, respectively, were made on the tranche B term loan and $2.6 million and $3.9 million of principal and interest payments, respectively, were made on the tranche C loan.

During the year ended December 31, 2012, the Predecessor recorded $2.7 million of other expense related to the remeasurement loss on the foreign currency denominated tranche C term loan.

Predecessor Retired Revolving Credit Facility

As discussed above, on April 12, 2007, the Predecessor entered into a $50.0 million revolving credit facility. In May 2012, the revolving credit facility was amended and extended; the facility was retired on June 7, 2013 as part of the refinancing. There were no balances outstanding under the revolving credit facility on the retirement date or as of December 31, 2012. During the Predecessor 2013 and 2012 Periods, the Company paid commitment fees of $0.1 million and $0.3 million, respectively, for the revolving credit facility.

The Predecessor had letters of credit outstanding of $3.9 million at December 31, 2012. The letters of credit reduced the borrowings available under the revolving credit facility. Upon the retirement of this revolving credit facility, the outstanding letters of credit were reissued under the new revolving credit facility.

Predecessor Senior Subordinated Notes

On April 12, 2007, the Predecessor issued $350 million of senior subordinated notes with a fixed interest rate of 9.50% at par. As discussed above and as part of the refinance and recapitalization, the senior subordinated notes were called on June 7, 2013 and $250 million of principal and a redemption premium of $9.4 million were paid to retire the tendered senior subordinated notes. Additionally, $106 million of the new debt proceeds from the refinance and recapitalization were escrowed to pay the outstanding called senior subordinated notes of $101 million. Additionally, proceeds from the refinance were escrowed for a redemption premium of $3.2 million on the called senior subordinated notes outstanding and accrued interest of $2.2 million related to these called senior subordinated notes. The escrowed funds were paid to the holders of the remaining senior subordinated note holders on July 8, 2013.

During the Predecessor 2013 and 2012 Periods, the Company made interest payments of $20.0 million and $33.3 million, respectively, under the senior subordinated notes.

Japanese Senior Secured Bank Debt

In February 2007, the Predecessor borrowed $15.0 million denominated in Japanese Yen in three separate notes that were paid in full by their respective maturity dates between 2009 and 2013. In May 2007, the Predecessor borrowed an additional $7.6 million, denominated in Japanese Yen, which was paid in full in May 2012. In September 2007, the Predecessor borrowed an additional $2.5 million, denominated in Japanese Yen which was paid in full in July 2013. In October 2009, the Predecessor borrowed $5.6 million denominated in Japanese Yen which was paid in full in October 2013.

During the Predecessor 2013 Period, the Company made principal and interest payments of $4.2 million and $0.1 million, respectively, on Japanese senior secured bank debt. During the year ended December 31, 2012, $4.6 million and $0.1 million of principal and interest payments, respectively, were made on the Japanese senior secured bank debt.

Other Debt Facilities

The Company carries various short-term debt facilities worldwide which are used to fund short-term cash needs. As of December 31, 2014 and 2013, there were no borrowings under these other debt facilities. The Company also has various overdraft facilities available. At December 31, 2014 and 2013, the capacity under these overdraft facilities was approximately $20.9 million and $22.1 million, respectively. As of December 31, 2014, the Company’s overdraft lines bore interest rates ranging from 1% to 6.25%.